Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
Note 8. Deposits

The aggregate amount of time deposits in denominations of $100,000 or more at December 31, 2011 and 2010 was $67,265,119 and $72,604,243, respectively. At December 31, 2011, the scheduled maturities of all time deposits are as follows:

Three months or less	$20,582,547
Over three months through twelve months	63,827,220
Over one year through three years	36,295,163
Over three years	41,538,923
$162,243,853